Note Payable (Details Narrative) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014		Dec. 31, 2013
Note payable bearing interest	7.99%		7.99%
Proceeds from Note payable	$ 472		$ 472
Increased Note payable	472,998	129	165,713		10,976
Convertible Notes Payabl	150,000		150,000	[1]
Unsecured Note Payable Two [Member]
Note payable bearing interest			6.00%
Proceeds from Unsecured Note payable			1,079
Increased Note payable			50,000
Convertible Notes Payabl			$ 46,853
Unsecured Note Payable 1 [Member ]
Note payable bearing interest			7.00%
Convertible Notes Payable [Member]
Note payable bearing interest	5.00%		5.00%

[1]	(1) Derived from the Company's December 31, 2014 audited financial statements